Mar-26-04 15:03 From- T-120 P.003/003 F-518

Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERTNYS

04020733

1-16443

NYSE

March 26, 2004

MAR 26 2004

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
MAR 29 2004
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, MS STRUCTURED ASSET CORP., SATURNS Bellsouth Corporation Debenture Backed Series 2004-5 Class A Callable Units and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on March 26, 2004. Tentative listing date – March 31, 2004.

Sincerely,

071246